Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2021
Income Tax [Line Items]
Income tax provision	$ 3,270	$ (1,376)	$ 8,361	$ 1,975	$ (3,144)	$ 12,053	$ (1,197)
Effective tax rate	29.20%	31.10%	89.30%	13.80%	(18.20%)	34.10%	(60.40%)
Annualized effective tax benefit	$ 3,300		$ 2,700
Annualized effective tax rate	29.20%		29.10%
Effective income tax reconciliation, state taxes	$ 0		$ 5,600
Effective income tax reconciliation, state taxes (as a percent)	0.00%		60.20%		(7.50%)	11.10%	(45.50%)
Deferred tax asset					$ 8,424	$ 7,370
Meetrics GmbH
Income Tax [Line Items]
Deferred tax liability								$ 2,886
Net operating loss carryforwards					5,000
Deferred tax asset					$ 1,500